Note 3 - Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2015
Notes Tables
Property, Plant and Equipment [Table Text Block]
	2015	2014
Laboratory equipment	$525,956	$510,106
Leasehold improvements	115,605	115,605
Other furniture, fixtures & equipment	28,685	28,685
Total property and equipment	670,246	654,396
Accumulated depreciation and amortization	(586,638)	(557,703)
Property and equipment, net	$83,608	$96,693